Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes payable (1)	[1]	$ 4,418,928	$ 6,916,501
Loan from third-parties		669,485
Payroll payable		398,260	392,192
Security deposit from a distributor		274,123
Other accrued expenses		358,559	519,170
Accrued expenses and other payables		$ 6,119,355	$ 7,827,863

[1]	The balance mainly was VAT payable of $6,218,723 and $4,016,656 as of September 30, 2022 and 2023, respectively.